SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

23. SUBSEQUENT EVENTS

(a)	Coronavirus Impact

Since the outbreak of COVID-19 throughout China and other countries and regions, a series of precautionary and control measures have been implemented worldwide to contain the virus. The outbreak of COVID-19 has had certain negative impact on the overall economy of the regions where the Company deliver its products or services. Any economic slowdown and/or negative business sentiment could potentially have an impact on the industries in which the Company’s major customers operate, including the settlement of the outstanding accounts receivable from these customers.

The Group will continue to closely focus on both global and domestic situation of concerning its prevention and control, and cope with the related impacts on the Company actively.

(b)	U.S. Class Action

On April 19, 2021, the Company and certain of current and former directors and officers, the underwriters of the Company in the initial public offering and the Company’s agent for service of process in the United States were named as defendants in a securities class action filed in the Supreme Court of the State of New York, New York County (Index No. 652617/2021). The plaintiff alleges that the registration statement on Form F-1 in connection with the initial public offering contained material misstatements and omissions in violation of the U.S. federal securities laws, including those relating to estimates on financial results of the fourth quarter of 2020. On December 3, 2021, defendants in the Sonny St. John action filed a motion to dismiss the complaint, and on August 10, 2022, the Supreme Court of the State of New York denied that motion to dismiss. On December 10, 2021, the Company and certain of current and former directors and officers, the underwriters of the Company in the initial public offering and the Company’s agent for service of process in the United States were named as defendants in a securities class action filed in the United States District Court of the Southern District of New York (Case No. 1:21-cv-10610-JGK), which also has arisen out of certain public disclosures made in connection with the initial public offering. On July 15, 2022, defendants in the Dong action filed a motion to dismiss the complaint, and on March 16, 2023, the United States District Court for the Southern District of New York denied that motion to dismiss. On June 5, 2023, we as well as all parties to the above-mentioned class action lawsuits executed a binding term sheet, which set forth all material deal points associated with the full and final resolution of the class action lawsuits. On August 16, 2023, we entered into a stipulation of settlement reflecting the terms of the settlement. The settlement documents require us to pay a total of US$12,000 (equivalent to RMB83,575) in cash to the plaintiff class. On October 5,2023, the Supreme Court of the State of New York preliminarily approved the settlement of the class action lawsuits. On October 26, 2023, the Company paid off the settlement amount. On January 23,2024, the Supreme Court of the State of New York issued an order granting final approval of the settlement and dismissing the claims the in the Sonny St. John action.